As filed with the U.S. Securities and Exchange Commission on November 5, 2012

Securities Act File No. 002-98229
Investment Company Act File No. 811-04316

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 53	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 53	[ X ]
(Check appropriate box or boxes.)

MIDAS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

11 Hanover Square, New York, New York     10005
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-212-480-6432

John F. Ramírez, Esq.
11 Hanover Square, New York, NY 10005
 (Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box)
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 52 to the Registrant’s registration statement on October 11, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 5th day of November, 2012.

MIDAS SERIES TRUST
By: /s/ Thomas B. Winmill
Thomas B. Winmill, President,

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 53 has been signed below by the following persons in the capacities indicated on November 5, 2012.

Signature	Title	Date

/s/ Thomas B. Winmill	Chairman, Trustee, President and Chief Executive Officer	November 5, 2012
Thomas B. Winmill

/s/ Thomas O’Malley	Treasurer, Chief Accounting Officer, Chief Financial Officer	November 5, 2012
Thomas O’Malley

/s/ Bruce B. Huber*	Trustee	November 5, 2012
Bruce B. Huber

/s/ James E. Hunt*	Trustee	November 5, 2012
James E. Hunt

/s/ Peter K. Werner*	Trustee	November 5, 2012
Peter K. Werner

*           Signed by John F. Ramírez, Attorney-in-Fact, pursuant to Power of Attorney filed herewith.

Exhibit Index

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase